Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of the movement of intangibles and accumulated amortization
The movement of intangible assets and the corresponding accumulated amortization for the six months ended June 30, 2025 and 2024, is as follows:

In thousands of soles	2025	2024

Cost
Balances as of January 1	2,863,730	3,278,665
Additions (a)	30,222	21,262
Reclassifications to property, furniture and equipment	-	(63)
Write-off	-	(1,168)
Exchange difference	75,459	(130,897)

Balances as of June 30	2,969,411	3,167,799

In thousands of soles	2025	2024

Accumulated amortization
Balances as of January 1	(206,842)	(149,478)
Additions	(37,818)	(38,947)
Exchange difference	(4,320)	4,656

Balances as of June 30	(248,980)	(183,769)

Carrying amount

Balances as of January 1	2,656,888	3,129,187

Balances as of June 30	2,720,431	2,984,030

(a)
During the six months ended June 30, 2025, the Group acquired intangible assets mainly related to software, SAP licenses and trademark with a cost of S/ 18,985 thousand and public services concessions with a cost of S/ 1,123 thousand (six months ended June 30, 2024: software and SAP licenses with a cost of S/ 17,793 thousand and public services concessions with a cost of S/ 855 thousand).

Also, during the six months ended June 30, 2025 includes S/ 798 thousand (S/ 2,614 thousand at June 30, 2024) related to telehealth platform, Clínica 360, which provides clinical intervention for patients through remote access to physicians and other clinicians and telemedicine solutions.

Summary of the intangible assets includes goodwill, and the reconciliation of carrying amount of goodwill
The Intangible Assets includes Goodwill, and the reconciliation of carrying amount of goodwill is as follow:

In thousands of soles	2025	2024

Cost
Balances as of January 1,	1,754,291	2,069,238
Exchange difference	50,943	(88,114)

Balances as of June 30,	1,805,234	1,981,124

Carrying amount

Balances as of January 1,	1,754,291	2,069,238

Balances as of June 30,	1,805,234	1,981,124